Fair Value Option	6 Months Ended
Jun. 30, 2011
Fair Value Option [Abstract]
FAIR VALUE OPTION
FAIR VALUE OPTION
For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those elections and the determination of instrument-specific credit risk, where relevant, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.
Changes in fair value under the fair value option election
The following table presents the changes in fair value included in the Consolidated Statements of Income for the three and six months ended June 30, 2011 and 2010, for items for which the fair value option was elected. The profit and loss information presented below only includes the financial instruments that were elected to be measured at fair value; related risk management instruments, which are required to be measured at fair value, are not included in the table.

	Three months ended June 30,
	2011				2010
(in millions)	Principal transactions	Other income		Total changes in fair value recorded	Principal transactions	Other income		Total changes in fair value recorded
Federal funds sold and securities purchased under resale agreements	$121	$—		$121	$261	$—		$261
Securities borrowed	(8)	—		(8)	27	—		27
Trading assets:
Debt and equity instruments, excluding loans	107	(4)	(c)	103	40	(12)	(c)	28
Loans reported as trading assets:
Changes in instrument-specific credit risk	429	4	(c)	433	389	28	(c)	417
Other changes in fair value	13	1,371	(c)	1,384	(299)	1,217	(c)	918
Loans:
Changes in instrument-specific credit risk	(7)	—		(7)	32	—		32
Other changes in fair value	139	—		139	(44)	—		(44)
Other assets	—	(42)	(d)	(42)	—	(49)	(d)	(49)
Deposits(a)	(93)	—		(93)	(103)	—		(103)
Federal funds purchased and securities loaned or sold under repurchase agreements	(14)	—		(14)	(56)	—		(56)
Other borrowed funds(a)	739	—		739	838	—		838
Trading liabilities	(3)	—		(3)	—	—		—
Beneficial interests issued by consolidated VIEs	(55)	—		(55)	(14)	—		(14)
Other liabilities	(1)	(1)	(d)	(2)	(19)	14	(d)	(5)
Long-term debt:
Changes in instrument-specific credit risk(a)	145	—		145	534	—		534
Other changes in fair value(b)	(93)	—		(93)	1,332	—		1,332

	Six months ended June 30,
	2011				2010
(in millions)	Principal transactions	Other income		Total changes in fair value recorded	Principal transactions	Other income		Total changes in fair value recorded
Federal funds sold and securities purchased under resale agreements	$3	$—		$3	$280	$—		$280
Securities borrowed	1	—		1	39	—		39
Trading assets:
Debt and equity instruments, excluding loans	271	(1)	(c)	270	196	(11)	(c)	185
Loans reported as trading assets:
Changes in instrument-specific credit risk	909	4	(c)	913	798	22	(c)	820
Other changes in fair value	138	2,094	(c)	2,232	(683)	1,972	(c)	1,289
Loans:
Changes in instrument-specific credit risk	(13)	—		(13)	79	—		79
Other changes in fair value	282	—		282	(71)	—		(71)
Other assets	—	(42)	(d)	(42)	—	(102)	(d)	(102)
Deposits(a)	(110)	—		(110)	(292)	—		(292)
Federal funds purchased and securities loaned or sold under repurchase agreements	21	—		21	(65)	—		(65)
Other borrowed funds(a)	956	—		956	912	—		912
Trading liabilities	(6)	—		(6)	(3)	—		(3)
Beneficial interests issued by consolidated VIEs	(89)	—		(89)	32	—		32
Other liabilities	(4)	(3)	(d)	(7)	4	14	(d)	18
Long-term debt:
Changes in instrument-specific credit risk(a)	199	—		199	585	—		585
Other changes in fair value(b)	(117)	—		(117)	1,558	—		1,558

(a)
Total changes in instrument-specific credit risk related to structured notes were $142 million and $588 million for the three months ended June 30, 2011 and 2010, respectively, and $165 million and $696 million for the six months ended June 30, 2011 and 2010, respectively. Those totals include adjustments for structured notes classified within deposits and other borrowed funds, as well as long-term debt.

(b)
Structured notes are debt instruments with embedded derivatives that are tailored to meet a client’s need. The embedded derivative is the primary driver of risk. Although the risk associated with the structured notes is actively managed, the gains reported in this table do not include the income statement impact of such risk management instruments.

(c)	Reported in mortgage fees and related income.

(d)	Reported in other income.
Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of June 30, 2011, and December 31, 2010, for loans, long-term debt and long-term beneficial interests for which the fair value option has been elected.

	June 30, 2011				December 31, 2010
(in millions)	Contractual principal outstanding		Fair value	Fair value over/(under) contractual principal outstanding	Contractual principal outstanding		Fair value	Fair value over/(under) contractual principal outstanding
Loans
Performing loans 90 days or more past due
Loans reported as trading assets	$—		$—	$—	$—		$—	$—
Loans	—		—	—	—		—	—
Nonaccrual loans
Loans reported as trading assets	5,342		1,410	(3,932)	5,246		1,239	(4,007)
Loans	889		72	(817)	927		132	(795)
Subtotal	6,231		1,482	(4,749)	6,173		1,371	(4,802)
All other performing loans
Loans reported as trading assets	40,255		34,945	(5,310)	39,490		33,641	(5,849)
Loans	2,239		1,488	(751)	2,496		1,434	(1,062)
Total loans	$48,725		$37,915	$(10,810)	$48,159		$36,446	$(11,713)
Long-term debt
Principal-protected debt	$20,620	(b)	$21,157	$537	$20,761	(b)	$21,315	$554
Nonprincipal-protected debt(a)	NA		17,359	NA	NA		17,524	NA
Total long-term debt	NA		$38,516	NA	NA		$38,839	NA
Long-term beneficial interests
Principal-protected debt	$—		$—	$—	$49		$49	$—
Nonprincipal-protected debt(a)	NA		911	NA	NA		1,446	NA
Total long-term beneficial interests	NA		$911	NA	NA		$1,495	NA

(a)
Remaining contractual principal is not applicable to nonprincipal-protected notes. Unlike principal-protected notes, for which the Firm is obligated to return a stated amount of principal at the maturity of the note, nonprincipal-protected notes do not obligate the Firm to return a stated amount of principal at maturity, but to return an amount based on the performance of an underlying variable or derivative feature embedded in the note.

(b)	Where the Firm issues principal-protected zero-coupon or discount notes, the balance reflected as the remaining contractual principal is the final principal payment at maturity.
At both June 30, 2011, and December 31, 2010, the contractual amount of letters of credit for which the fair value option was elected was $3.8 billion, with a corresponding fair value of $(6) million. For further information regarding off-balance sheet lending-related financial instruments, see Note 30 on pages 275–280 of JPMorgan Chase’s 2010 Annual Report.